Income Taxes - Summary of Income Tax Benefit and Current Tax Receivable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current tax
Current income tax credit	$ 5,926,350	$ 6,299,286	$ 4,938,846
Total	5,926,350	6,299,286	4,938,846
Deferred tax
Total income tax benefit recognized in the Statement of Comprehensive Income	5,926,350	6,299,286	4,938,846
(b) Current tax receivable
Research and development tax incentive credit receivable	$ 5,926,350	$ 6,299,286	$ 4,972,898